Stock option Plans - Fair value of stock options (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair value assumptions
Expected dividend yield	0.00%	0.00%	0.00%
Stock-based compensation, tax benefit	$ 0	$ 0	$ 0
Stock Options
Fair value assumptions
Risk free interest rate, minimum (as a percent)	1.10%	1.60%	1.80%
Risk free interest rate, maximum (as a percent)	1.60%	2.00%	2.80%
Expected volatility, minimum (as a percent)	76.90%	77.50%	75.30%
Expected volatility, maximum (as a percent)	79.50%	84.70%	85.40%
Weighted-average grant date fair value per share (in dollars per share)	$ 2.97	$ 4.73	$ 5.40
Stock Options | Minimum
Fair value assumptions
Expected life (in years)	5 years 6 months	5 years 10 months 24 days	5 years 9 months 18 days
Stock Options | Maximum
Fair value assumptions
Expected life (in years)	6 years 1 month 6 days	6 years 8 months 12 days	6 years 1 month 6 days